Kirkpatrick & Lockhart LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC 20036-1800
                                                   202.778.9000
                                                   www.kl.com

                                                   Alexandra LaFrankie
                                                   202.778.9481
                                                   Fax:  202.778.9100
                                                   alafrankie@kl.com



                                      January 7, 2004

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Series Trust
                  File Nos. 33-57986 and 811-7470
                  -------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 32 ("PEA No. 32") to its Registration Statement on Form N-1A and that PEA No. 32 was filed electronically.

      If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.

                                    Very truly yours,

                                    /s/Alexandra C. LaFrankie

                                    Alexandra C. LaFrankie


cc:  Jim Sutherland
      Heritage Asset Management, Inc.